Income Taxes and Duties - Summary of Principal Factors Generating the Deferred DUC (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Deferred DUC asset
Deferred DUC asset	$ 122,784,730	$ 6,238,142	$ 146,192,485
Deferred Profit-sharing duty liability
Deferred DUC liability	(4,512,312)	$ (229,250)	(4,253,928)
DUC [member]
Deferred DUC asset
Tax credits	577,278,473		541,360,940
Deferred DUC asset	577,278,473		541,360,940
Deferred Profit-sharing duty liability
Wells, pipelines, properties, plant and equipment	(288,913,978)		(455,697,786)
Deferred DUC liability	(288,913,978)		(455,697,786)
Deferret DUC asset net	288,364,495		85,663,154
Unrecognized Deferred DUC	(249,676,378)		(20,796,959)
Net long-term deferred income tax liability	$ 38,688,117		$ 64,866,195